Goodwill and Other Acquired Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Title plant assets	$ 6.7	$ 6.7